Debt	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Debt

Note 10 — Debt

The Company’s debt consisted of:

	December 31,
(In thousands)	2024	2023
Related party debt:
CP Acquisitions Junior Secured Note	$—	$3,799
GIC Acquisition Note	—	645
Green Thumb Note	10,000	—
Total related party debt	10,000	4,444
Less: current portion	(10,000)	(4,444)
Related party debt, net of current	$—	$—

Short-term debt:
PPP Loan	518	—
Other Notes Payable - Current	4	—
Total short-term debt	$522	$—

Long-term debt:
PPP Loan	$—	$518
Other notes payable	1	367
Exchange Note	—	6,669
Convertible Note	—	7,840
Unamortized debt premium	—	1,419
Total long-term debt	1	16,813
Less: current portion	—	(766)
Long-term debt, net of current	$1	$16,047

Exchange Note

On August 18, 2022, the Company issued a promissory note with an original principal amount of $35.0 million (the “Exchange Note”) to High Trail Special Situations LLC (the “Original Lender”). The Exchange Note was a senior secured obligation of the Company and ranked senior to all indebtedness of the Company. The Exchange Note had an original maturity date of August 18, 2025 (the “Original Maturity Date”) and contained a 9.0% annualized interest rate, with interest to be paid monthly, in cash, beginning September 1, 2022. The principal amount of the Exchange Note would be payable on the Original Maturity Date, provided that the Original Lender was entitled to a cash sweep of 20% of the proceeds received by the Company in connection with any equity financing, which will reduce the outstanding principal amount under the Exchange Note.

On March 8, 2023, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”) with the Original Lender. Pursuant to the Exchange Agreement, at closing the Company prepaid approximately $10.3 million in principal amount under the Exchange Note and exchanged $10.0 million of the remaining principal balance of the Exchange Note for a new senior secured convertible note (the “Convertible Note”) with an original principal amount of $10.0 million. After the closing of the Exchange Agreement, the August 18, 2022 Exchange Note had a remaining balance of $11.7 million. Refer to “Consolidated CP Acquisitions Note” below for subsequent activity related to the balance originating from this note. The following amendments have all been included in the sale of the Cultivation Business. Refer to Note 6 - Discontinued Operations below for subsequent activity related to these amendments.

Convertible Note

In connection with the Exchange Agreement the Company issued the Convertible Note, which bore a 9.0% annualized interest rate, with interest to be paid monthly, in cash, beginning April 1, 2023. The principal amount of the Convertible Note would be payable on the Original Maturity Date, provided that the Original Lender was entitled to a cash sweep of 30% of the proceeds of any at-the-market equity offering and 20% of the proceeds received by the Company in connection with any other equity financing, which would reduce the outstanding principal amount under the Exchange Note or the Convertible Note.

At any time, the Company would prepay all of the Convertible Note by redemption at a price equal to 102.5% of the then-outstanding principal amount under the Convertible Note plus accrued but unpaid interest. The Original Lender had the option of requiring the Company to redeem the Convertible Note (i) on August 19, 2023 or August 19, 2024 at a price equal to the then-outstanding principal amount under the Convertible Note plus accrued but unpaid interest, provided that the redemption right on August 19, 2023 would not be exercisable if the Company raised at least $8.0 million in gross proceeds from equity offerings prior to such date, or (ii) if the Company undergoes a fundamental change (as defined below) at a price equal to 102.5% of the then-outstanding principal amount under the Convertible Note plus accrued but unpaid interest.

The Convertible Note imposed certain customary affirmative and negative covenants upon the Company, as well as covenants that would (i) restrict the Company and its subsidiaries from incurring any additional indebtedness or suffering any liens, subject to specified exceptions, (ii) restrict the ability of the Company and its subsidiaries from making certain investments, subject to specified exceptions, and (iii) restrict the declaration of any dividends or other distributions, subject to specified exceptions. If an event of default under the Convertible Note occurred, the Original Lender can elect to redeem the Convertible Note for cash equal to (A) 115% of the then-outstanding principal amount of the Convertible Note (or such lesser principal amount accelerated by the Original Lender), plus accrued and unpaid interest, including default interest, which accrues at a rate per annum equal to 15% from the date of a default or event of default, or, only in connection with certain events of default, (B) the greater of the amount under clause (A) or the sum of (i) 115% of the product of (a) the conversion rate in effect as of the trading day immediately preceding the date that the Original Lender delivers a notice of acceleration; (b) the total then outstanding principal amount under the Convertible Note (in thousands); and (c) the greater of (1) the highest daily volume weighted average price (“VWAP”) per share of Common Stock occurring during the fifteen consecutive trading days ending on, and including, the trading day immediately before the date the Original Lender delivers such notice and (2) the highest daily VWAP per share of Common Stock occurring during the fifteen consecutive trading days ending on, and including, the trading immediately before the date the applicable event of default occurred and (ii) the accrued and unpaid interest on the Convertible Note.

Until the date the Convertible Note was fully repaid, the Original Lender had, subject to certain exceptions, the right to participate for up to 30% of any offering of debt, equity (other than an offering of solely Common Stock), or equity-linked securities, including without limitation any debt, preferred stock or other instrument or security, of the Company or its subsidiaries.

If the Original Lender elected to convert the Convertible Note, the conversion price per share would be $114.60, subject to customary adjustments for certain corporate events. The conversion of the Convertible Note would be subject to certain customary conditions. The Convertible Note could not be converted into shares of Common Stock if such conversion would result in the Original Lender and its affiliates owning an aggregate of in excess of 4.99% of the then-outstanding shares of Common Stock, provided that upon 61 days’ notice, such ownership limitation may be adjusted by the Original Lender, but in any case, no greater than 9.99%.

The Company evaluated the embedded features in accordance with ASC 815 and determined that the embedded features are not required to be bifurcated and separately measured at fair value.

On April 26, 2023, the Original Lender elected to convert $1.6 million of the remaining outstanding principal amount on the Convertible Note for 10,241 shares of Common Stock of the Company.

On May 1, 2023, the Company entered into a letter agreement with the Original Lender, pursuant to which the Company and the Original Lender agreed to exchange or redeem $2.0 million of the remaining outstanding principal amount under the Exchange Note for a total of 29,679 shares of Common Stock of the Company, subject to a Beneficial Ownership Limitation of 4.99% of the Company’s Common Stock. Due to the Beneficial Ownership Limitation of 4.99%, a total of 4,638 shares of Common Stock of the Company were issued to the Original Lender, with the remaining 25,042 shares held in abeyance until the balance (or portion thereof) may be issued in compliance with such limitations. As a result, the Company recognized a loss on the redemption of approximately $12 thousand. Refer to “Consolidated CP Acquisitions Note” below for subsequent activity related to the balance originating from this note.

CP Acquisitions Junior Secured Note

On October 27, 2023, CP, an entity affiliated with and controlled by the Company’s former chairman and Chief Executive Officer and a former member of the Company’s Board, purchased the Exchange Note and the Convertible Note from the Original Lender (the “Note Purchase”). In connection with the Note Purchase, CP agreed to waive any events of default under the acquired notes through December 31, 2023. As part of the same transaction, the Company issued a junior secured promissory note (the “Junior Secured Note”) to CP. Pursuant to the Junior Secured Note, CP would lend up to $3.0 million to the Company. The Junior Secured Note bore interest at a rate of 10% per annum, would mature in full on December 31, 2023, and could be prepaid without any fee or penalty. On December 4, 2023, CP and the Company amended and restated the Junior Secured Note agreement. Pursuant to the terms of the amendment, the maximum principal amount that may be loaned by CP to the Company was increased to $4.0 million and extended the maturity date thereon to December 31, 2024. Refer to “Consolidated CP Acquisitions Note” below for subsequent activity related to the balance originating from this note.

Convertible Note Forgiveness

On November 30, 2023, CP agreed to forgive $1.0 million of the principal amount outstanding on the Convertible Note (the “Principal Forgiveness”). The Principal Forgiveness was accounted for as a troubled debt restructuring under ASC 470, as 1) the Company was determined to be experiencing financial difficulties as defined by the ASC, and 2) the Principal Forgiveness was deemed a concession by CP. Per ASC 470, a debtor in a troubled debt restructuring involving only modification of terms of a payable (i.e., not involving a transfer of assets or grant of an equity interest) shall account for the effects of the restructuring prospectively from the time of restructuring and shall not change the carrying amount of the payable at the time of the restructuring unless the carrying amount exceeds the total future cash payments specified by the new terms. As the future undiscounted cash flows were greater than or equal to the net carrying value of the original debt, the carrying amount of the debt at the time of the restructuring was not changed.

Consolidated CP Acquisitions Note

On January 25, 2024, the Company and CP consolidated the outstanding principal and interest due under the Junior Secured Note and the Exchange Note as well as the interest due under the Convertible Note into the Convertible Note (collectively, with the Junior Secured Note and the Exchange Note, the “Consolidated Notes”), and amended and restated the Convertible Note under a Senior Secured Amended, Restated, and Consolidated Convertible Note agreement (the “Restated Note”) having a total outstanding principal of $18.3 million (the “New Lender Debt Consolidation”). The Restated Note bore interest at a rate of 10% per annum and would mature in full on December 31, 2025. The Company could redeem all or a portion not less than $5.0 million of principal at any time at a price equal to 102.5% of the redeemed principal amount plus accrued but unpaid interest.

The Restated Note imposed certain customary affirmative and negative covenants upon the Company, as well as covenants that (i) restricted the Company and its subsidiaries from incurring any additional indebtedness or suffering any liens, subject to specified exceptions, (ii) restricted the ability of the Company and its subsidiaries from making certain investments, subject to specified exceptions, and (iii) restricted the declaration of any dividends or other distributions, subject to specified exceptions. If an event of default under the Restricted Note had occurred, then the then outstanding principal and all accrued and unpaid interest on the Restated Note would immediately become due and payable.

If CP elected to convert the Restated Note, the conversion price per share would be $21.90, subject to customary adjustments for certain corporate events. The conversion of the Restated Note would be subject to certain customary conditions. The Restated Note could not be converted into shares of Common Stock if such conversion would result in CP and its affiliates owning an aggregate of in excess of 49.99% of the then-outstanding shares of Common Stock.

Immediately following the execution of the Restated Note, CP elected to convert approximately $3.9 million of outstanding principal into an aggregate of 178,108 shares of Common Stock (the “January Conversion”) having a fair value of approximately $1.7 million. As the January Conversion was exercised by the CP in conjunction and in connection with the New Lender Debt Consolidation, the two transactions combined were considered a modification of the total debt outstanding with CP (the “CP Debt Restructuring”).

The CP Debt Restructuring was accounted for as a troubled debt restructuring under ASC 470, as 1) the Company was determined to be experiencing financial difficulties as defined by the ASC, and 2) the CP Debt Restructuring was deemed to result in a concession by CP. The Company performed a comparison of the undiscounted cash flows associated with the Restated Note subsequent to the CP Debt Restructuring to the carrying value of the Consolidated Notes as of the CP Debt Restructuring date. The net carrying value of the Consolidated Notes was determined to exceed the undiscounted future cash flows of the Restated Note after consideration of the January Conversion by approximately $0.7 million (the “CP Debt Restructuring Excess Carrying Value”). The Restated Note was thus written down to the amount of the undiscounted future cash flows on the Restated Note from the CP Restructuring date to maturity. Further, as CP was a related party of the Company, the CP Debt Restructuring Excess Carrying Value was accounted for as a capital transaction and no gain or loss was recognized related to the restructuring.

Aggregate interest expense related to the CP Acquisitions Note described above was $.1 million for the year ended December 31, 2024. Refer to Note 6 - Discontinued Operations below for subsequent activity as this Note relates to the sale of the Cultivation Business.

GIC Acquisition Note

On July 12, 2023, the Board of Directors of the Company approved the issuance of an unsecured promissory note (the “GIC Note”, and, collectively with the Consolidated Note, the “Related Party Notes”) to GIC Acquisition, LLC (“GIC”), an entity that is owned and managed by the Company’s former Chairman and Chief Executive Officer. Pursuant to the GIC Note, GIC was obligated to lend up to $0.5 million to the Company, $0.3 million of which was delivered at issuance and the remaining $0.2 million delivered on July 31, 2023. The GIC Note bore interest at a rate of 10% per annum, would mature in full on August 6, 2023, and could be prepaid without any fee or penalty. The GIC Note ranked junior to all existing secured indebtedness of the Company. On October 27, 2023, the maturity date of the GIC Note was subsequently amended to December 31, 2024 at which point principal and accrued interest will be repaid in full. Interest expense incurred on the GIC Note amounted to $47.7 thousand for the year ended December 31, 2024. Refer to “Amendment of Related Party Notes” below for subsequent activity related to the balance originating from this note.

Amendment of Related Party Notes

On May 21, 2024, the Company and CP entered into an amendment to the Restated Note (the “Consolidated Note Amendment”), pursuant to which CP Acquisitions could elect, in lieu of shares of Common Stock issuable upon conversion of the Restated Note, to instead receive Pre-Funded Warrants (“Pre-Funded Warrants”). The conversion price applicable to the Pre-Funded Warrants remained unchanged at $21.90.

Immediately following the execution of the Consolidated Note Amendment, CP elected to convert $11.5 million of outstanding principal into a Pre-Funded Warrant exercisable at issuance for up to 525,114 shares of Common Stock having a fair value of approximately $2.9 million (the “CP Warrant Conversion”).

On May 21, 2024, GIC and the Company amended and restated the GIC Note (the “Restated GIC Note”, and, collectively with the Consolidated Note Amendment, the “Related Party Debt Amendments”) to increase the aggregate principal amount to approximately $2.3 million, extend the maturity date to December 31, 2025, and provide that the Restated Junior Note could be converted into Common Stock of the Company or, at GIC’s election, Pre-Funded Warrants, in each case at a conversion price of $4.65.

Immediately following the execution of the Restated GIC Note, GIC elected to convert all of the outstanding principal under the Restated GIC Note into a Pre-Funded Warrant exercisable at issuance for up to 492,204 shares of Common Stock having a fair value of approximately $2.7 million (the “GIC Warrant Conversion”, and, collectively with the CP Warrant Conversion, the “Related Party Warrant Conversions”).

As the Related Party Warrant Conversions were exercised in connection with the Related Party Debt Amendments by CP and GIC, related party lenders under common control (the “Related Party Lenders”), the transactions combined were considered a modification of the total debt outstanding with the related parties (the “Related Party Debt Restructuring”).

The Related Party Debt Restructuring was accounted for as a troubled debt restructuring under ASC 470, as i) the Company was determined to be experiencing financial difficulties as defined by the ASC, and ii) the Related Party Debt Restructuring was deemed to result in a concession by the Related Party Lenders. The Company performed a comparison of the aggregated undiscounted cash flows associated with the Related Party Notes subsequent to the Related Party Debt Restructuring to the aggregate carrying value of the Related Party Notes as of the Related Party Debt Restructuring date. The net carrying value of the Related Party Notes of $10 million was determined to exceed the undiscounted future cash flows of the Related Party Notes as modified by the Related Party Debt Restructuring by approximately $10 million (the “Related Party Debt Restructuring Excess Carrying Value”). The aggregate carrying value of the Related Party Notes was thus written down to the amount of the undiscounted future cash flows on the Related Party Notes from the Related Party Debt Restructuring date to maturity (the “Restructured Related Party Debt”). Further, as the Related Party Lenders are related parties of the Company, the Related Party Debt Restructuring Excess Carrying Value was accounted for as a capital transaction and no gain or loss was recognized related to the restructuring.

The consideration for the sale of the Cultivation Business included the assumption by CP of the Company’s secured indebtedness currently held by CP and included the Consolidated CP Acquisitions Note. The carrying value of the Consolidated CP Acquisitions Note was $0 at December 31, 2024.

CP Acquisitions Promissory Note

On August 14, 2024, the Company issued a junior secured promissory note (the “2024 CP Note”) to CP. Pursuant to the 2024 CP Note, CP Acquisitions would lend up to $1.5 million to the Company. The 2024 CP Note bore interest at a rate of 10% per annum, would mature in full on July 1, 2025, and could be prepaid without any fee or penalty. The note was subsequently amended to lend up to $3.0 million to the Company. The 2024 CP Note was secured by the Company’s assets and ranked junior to existing secured indebtedness of the Company. The 2024 CP Note could be converted into Common Stock of the Company or, at CP Acquisitions’ election, Pre-Funded Warrants with an exercise price of $0.001 per share, in each case at a conversion price of $3.9495.

The consideration for the sale of the Cultivation Business included the assumption by CP of the Company’s secured indebtedness currently held by CP and included the 2024 CP Note. The carrying value of the 2024 CP Note was $0 at December 31, 2024.

Green Thumb Convertible Note

On November 5, 2024, the Company issued a Secured Convertible Note (the “Green Thumb Note”) to RSLGH, LLC (the “Investor”), a subsidiary of Green Thumb Industries Inc. (“Green Thumb”). The Green Thumb Note is a secured obligation of the Company and ranks senior to all indebtedness of the Company except for indebtedness held by CP Acquisitions and Mack. The Green Thumb Note will mature on November 5, 2025 and has a 10.0% annualized interest rate, with interest to be paid on the first calendar day of each September and March while the Green Thumb Note is outstanding, in cash, beginning January 1, 2025. The principal amount of the Green Thumb Note will be payable on the maturity date. The Green Thumb Note provides for advances of up to $20 million in the aggregate, of which $10 million was advanced upon issuance.

The Green Thumb Note imposes certain customary affirmative and negative covenants upon the Company, including covenants relating to corporate existence, indebtedness, liens, distributions, affiliate transactions, and issuance of other notes. If an event of default under the Green Thumb Note occurs, the Investor can elect to redeem the Green Thumb Note for cash equal to the then-outstanding principal amount of the Green Thumb Note (or such lesser principal amount accelerated by the Investor), plus accrued and unpaid interest, including default interest, which accrues at a rate per annum equal to 14% from the date of a default or event of default, or, only in connection with certain events of default.

If the Investor elects to convert the Green Thumb Note, the conversion price per share will be $3.158, subject to customary adjustments for certain corporate events. The conversion of the Green Thumb Note will be subject to certain customary conditions and the receipt of stockholder approval to the extent necessary under Nasdaq listing rules.

Borrowings under the Green Thumb Note during the year ended December 31, 2024 totaled $10 million which are recorded on the Company’s consolidated balance sheets in related party debt. Interest expense incurred on the Green Thumb Note amounted to approximately $156 thousand for the year ended December 31, 2024.

As of December 31, 2024, future minimum principal payments on all debt positions, excluding accrued interest amounts, were as follows:

Years ending December 31 (In thousands)
2025	$10,522
Total future payments	$10,522